Consolidated Statements of Earnings (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010
Consolidated Statements of Earnings [Abstract]
Sales to customers	$ 65,030	$ 61,587	$ 61,897
Cost of products sold	20,360	18,792	18,447
Gross profit	44,670	42,795	43,450
Selling, marketing and administrative expenses	20,969	19,424	19,801
Research and development expense	7,548	6,844	6,986
Interest income	(91)	(107)	(90)
Interest expense, net of portion capitalized (Note 4)	571	455	451
Other (income) expense, net	2,743	(768)	(526)
Restructuring (Note 22)	569		1,073
Earnings before provision for taxes on income	12,361	16,947	15,755
Provision for taxes on income (Note 8)	2,689	3,613	3,489
Net earnings	$ 9,672	$ 13,334	$ 12,266
Basic net earnings per share (Notes 1 and 15)	$ 3.54	$ 4.85	$ 4.45
Diluted net earnings per share (Notes 1 and 15)	$ 3.49	$ 4.78	$ 4.40
Cash dividends per share	$ 2.25	$ 2.11	$ 1.93
Basic average shares outstanding (Notes 1 and 15)	2,736.0	2,751.4	2,759.5
Diluted average shares outstanding (Notes 1 and 15)	2,775.3	2,788.8	2,789.1